S000076296 [Member] Expense Example - Bridge Builder Tax Managed International Equity Fund - Bridge Builder Tax Managed International Equity Fund	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	180
Expense Example, with Redemption, 5 Years	332
Expense Example, with Redemption, 10 Years	$ 775